PHX Merger - Schedule of Allocation of Purchase Price (Details)	Dec. 31, 2025 USD ($)
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less) [Abstract]
Cash and cash equivalents	$ 148,000
Accounts receivable	5,577,000
Other current assets	1,374,000
Natural gas mineral interests, net	214,307,000
Other property and equipment, net	475,000
Other assets	539,000
Total assets acquired	222,420,000
Accounts payable	739,000
Accrued liabilities	49,000
Operating lease liabilities, current portion	257,000
Short-term derivative liability	598,000
Operating lease liabilities, net of current portion	317,000
Asset retirement obligation	302
Deferred tax liability	24,837,000
Long-term derivative liability	558,000
Total liabilities assumed	27,657,000
Net assets acquired	$ 194,763,000